Business Combinations - Agreement to Acquire Community Southern Holdings, Inc - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Business acquisition, assets		$ 300,045
Business acquisition, liabilities assumed		267,121
Merger and acquisition related expenses		1,501
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Business acquisition ownership percentage	100.00%
Payment to acquire business	$ 30,300
Business acquisition, assets	250,397	250,397
Business acquisition, liabilities assumed	220,103	$ 220,103
Exchange in preferred stock to US Treasury	5,700
Merger and acquisition related expenses	$ 1,300